Investment Objectives and Goals	May 22, 2026
Porter & Company Property & Casualty Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Porter & Company Property & Casualty Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Porter & Company Property & Casualty Index ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Porter & Co. P&C Insurance Index (the “P&C Insurance Index”).
Porter & Company Capital Efficiency Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Porter & Company Capital Efficiency Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Porter & Company Capital Efficiency Index ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Porter & Co. Capital Efficiency Index (the “Capital Efficiency Index”).

Porter & Company Lindy Effect Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Porter & Company Lindy Effect Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Porter & Company Lindy Effect Index ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Porter & Co. Lindy Effect Index (the “Lindy Effect Index”).
Porter & Company Permanent Portfolio Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Porter & Company Porter Portfolio Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Porter & Company Porter Portfolio Index ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Porter & Co. Porter Portfolio Index (the “Porter Portfolio Index”).